Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING EXPENSES
Selling expense			$ 160
General and administrative expense	530,998	909,729	1,099,941
Total operating expenses	530,998	909,729	1,100,101
LOSS FROM OPERATIONS	(530,998)	(909,729)	(1,100,101)
OTHER INCOME/(EXPENSE)
Other income		230	321
Interest expense			(193,900)
Interest income	2,530	113,165	337,961
Impairment charges on intangible assets			(6,506,969)
Impairment charges on receivable from YR TV Station		(3,345,284)	(680,000)
Written off of debt discount and deferred finance cost			(3,237,616)
Premium paid on redemption of debenture payable			(2,281,162)
Total other income/(expense)	2,530	(3,231,889)	(12,561,365)
LOSS BEFORE INCOME TAX	(528,468)	(4,141,618)	(13,661,466)
INCOME TAX			(106,956)
NET LOSS	(528,468)	(4,141,618)	(13,554,510)
Less: Net loss attributable to the non-controlling interest	14,037	20,789	20,065
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	(514,431)	(4,120,829)	(13,534,445)
Dividend on preferred stock	(85,234)	(284,475)	(627,000)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	97,921	7,666	430,128
COMPREHENSIVE LOSS	$ (501,744)	$ (4,397,638)	$ (13,731,317)
Basic and diluted loss per common share	$ (0.01)	$ (0.05)	$ (0.21)
Weighted average shares outstanding	83,109,978	83,109,978	65,940,384